Income Taxes (Detail Textuals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Retained earnings for which no deferred federal income tax liability has been recognized	$ 2,600,000	$ 2,600,000
Deferred income tax liabilities that would have been recorded if they were expected to reverse into taxable income in the foreseeable future	$ 750,000	$ 1,000,000